Plant and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Plant and equipment, net
Schedule of plant and equipment

Plant and equipment consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Buildings	$2,574,530	$3,393,212
Automobile	179,196	165,628
Electronic devices	2,978,113	3,691,929
Office equipment	46,084	42,595
Construction-in-progress	—	495,634
Subtotal	5,777,923	7,788,998
Less: accumulated depreciation	(3,166,330)	(4,307,253)
Total	$2,611,593	$3,481,745
Less: plant and equipment, net - discontinued operations	(26,184)	(25,752)
Plant and equipment, net - continuing operations	$2,585,409	$3,455,993

Plant and equipment consist of the following:

	June 30, 2020	June 30, 2019

Buildings	$3,393,212	$3,950,375
Automobile	165,628	118,487
Electronic devices	3,691,929	3,808,900
Office equipment	42,595	34,105
Leasehold improvements	—	762,772
Construction-in-progress	495,634	—
Subtotal	7,788,998	8,674,639
Less: accumulated depreciation	(4,307,253)	(4,125,427)
Total	$3,481,745	$4,549,212
Less: plant and equipment, net - discontinued operations	(25,752)	(1,213,983)
Plant and equipment, net - continuing operations	$3,455,993	$3,335,229

Schedule of components of construction-in-progress

Construction-in-progress consist of the following as of June 30, 2020:

			Estimated
			Additional
		Estimated	Cost to
Construction-in-progress description	Value	Completion date	Complete
Pig farm	$495,634	December 2020	$183,993